Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2011	2010

Cumulative Translation Adjustment	$(206.3)	$134.5
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.0	3.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(36.2)	(0.8)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(164.0)	(93.5)

	$(399.5)	$43.6